Per Share Amounts (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule Representing Per Share Amounts

A) Net Earnings (Loss) Per Share — Basic and Diluted

For the years ended December 31,	2018	2017	2016
Earnings (Loss) From:
Continuing Operations	(2,916)	2,268	(459)
Discontinued Operations	247	1,098	(86)
Net Earnings (Loss)	(2,669)	3,366	(545)

Basic - Weighted Average Number of Shares (millions)	1,228.8	1,102.5	833.3
Dilutive Effect of Cenovus NSRs	0.4	-	-
Diluted - Weighted Average Number of Shares	1,229.2	1,102.5	833.3

Basic and Diluted Earnings (Loss) Per Share From: ($)
Continuing Operations	(2.37)	2.06	(0.55)
Discontinued Operations	0.20	0.99	(0.10)
Net Earnings (Loss) Per Share	(2.17)	3.05	(0.65)